Vessels held for sale (Tables)	9 Months Ended
Sep. 30, 2016
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Schedule of Capital Leased Assets [Table Text Block]
	As at
	Sept 30, 2016	Dec 31, 2015
Vessels held for sale	15,195,595	37,083,985
	15,195,595	37,083,985